Deferred Income Tax and Income Tax Expense - Summary of Tax on the Group's Profit Before Tax (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets and liabilities [abstract]
Profit before income tax expense	₩ 1,033,977	₩ 816,997	₩ 1,166,755
Statutory income tax expense	273,982	197,251	282,355
Tax effect
Income not taxable for taxation purposes	(85,322)	(19,268)	(28,093)
Non-deductible expenses	18,126	39,746	21,947
Tax credit	(20,319)	(27,211)	(13,764)
Additional payment of income taxes	11,439	976	(4,780)
Tax effect and adjustment on consolidation
Goodwill impairment	137	20,475	31,847
Eliminated dividend income form subsidiaries	31,966	34,305	40,087
Changes of out-side tax effect	618	17,990	(567)
Tax effect of investment in kind	82,820
Others	1,118	6,392	5,878
Income tax expense	₩ 314,565	₩ 270,656	₩ 334,910